Debt (Summary of Outstanding Debt) (Details) - USD ($) $ in Millions	Sep. 30, 2016	Sep. 30, 2015
Debt Instruments [Abstract]
Short-term borrowings	$ 935.8	$ 1,494.3
Current portion of long-term debt	365.4	430.6
Long-term debt	3,909.7	3,931.0
Total Debt	$ 5,210.9	$ 5,855.9